Goodwill and Other Intangible Assets - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Goodwill [Line Items]
Goodwill	$ 96.9	$ 97.0	$ 96.7	$ 73.7
Interim Impairment Test
Goodwill [Line Items]
Goodwill	$ 7.0